INTANGIBLE ASSETS, NET - Amortization expenses (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
INTANGIBLE ASSETS, NET
2024	¥ 294,541
2025	153,513
2026	27,877
2027	17,591
2028	11,325
Annual estimated amortization expenses for intangible assets	¥ 504,847